Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 01, 2012	Jan. 02, 2011	Jan. 03, 2010
Foreign Currency Translation
Beginning Balance	$ (969)	$ (508)	$ (1,871)
Net twelve months change	(557)	(461)	1,363
Ending Balance	(1,526)	(969)	(508)
Gains/(Losses) on Securities
Beginning Balance	24	(30)	25
Unrealized gain (loss)	565	99	(52)
Reclassification adjustment	(141)	(45)	(3)
Net twelve months change	424	54	(55)
Ending Balance	448	24	(30)
Employee Benefit Plans
Beginning Balance	(2,686)	(2,665)	(3,230)
Net twelve months change	(1,700)	(21)	565
Ending Balance	(4,386)	(2,686)	(2,665)
Gains/(Losses) on Derivatives & Hedges
Beginning Balance	100	145	121
Unrealized gain (loss)	(500)	(333)	38
Net amount reclassified to net earnings	232	288	(14)
Net twelve months change	(268)	(45)	24
Ending Balance	(168)	100	145
Total Accumulated Other Comprehensive Income/(Loss)
Beginning Balance	(3,531)	(3,058)	(4,955)
Net twelve months change	(2,101)	(473)	1,897
Ending Balance	$ (5,632)	$ (3,531)	$ (3,058)